Schedule of Investments(a)
July 31, 2022
(Unaudited)
Principal Amount		Value
U.S. Dollar Denominated Bonds & Notes–44.72%
Aerospace & Defense–0.31%
BAE Systems Holdings, Inc. (United Kingdom), 3.85%, 12/15/2025(b)	$1,172,000	$1,159,649
L3Harris Technologies, Inc., 3.85%, 06/15/2023	1,453,000	1,454,118
Lockheed Martin Corp.,
4.15%, 06/15/2053	1,137,000	1,116,578
4.30%, 06/15/2062	1,326,000	1,310,615
		5,040,960
Agricultural & Farm Machinery–0.30%
Cargill, Inc.,
3.63%, 04/22/2027(b)	1,563,000	1,565,395
4.00%, 06/22/2032(b)	1,890,000	1,931,784
4.38%, 04/22/2052(b)	1,331,000	1,345,737
		4,842,916
Agricultural Products–0.04%
Imperial Brands Finance PLC (United Kingdom), 6.13%, 07/27/2027(b)	652,000	669,874
Airlines–0.73%
American Airlines Pass-Through Trust,
Series 2021-1, Class B, 3.95%, 07/11/2030	2,048,000	1,694,054
Series 2021-1, Class A, 2.88%, 07/11/2034	2,424,000	2,083,526
British Airways Pass-Through Trust (United Kingdom), Series 2021-1, Class A, 2.90%, 03/15/2035(b)	1,130,834	999,807
Delta Air Lines, Inc./SkyMiles IP Ltd.,
4.50%, 10/20/2025(b)	1,689,813	1,669,961
4.75%, 10/20/2028(b)	3,185,241	3,113,505
United Airlines Pass-Through Trust,
Series 2020-1, Class A, 5.88%, 10/15/2027	2,182,421	2,204,109
Series 2019-2, Class AA, 2.70%, 05/01/2032	15,471	13,409
		11,778,371
Apparel Retail–0.12%
Ross Stores, Inc., 3.38%, 09/15/2024	1,873,000	1,854,098
Application Software–0.22%
salesforce.com, inc.,
2.90%, 07/15/2051	2,710,000	2,170,288
3.05%, 07/15/2061	1,644,000	1,295,380
		3,465,668
Asset Management & Custody Banks–0.65%
Ameriprise Financial, Inc., 4.50%, 05/13/2032	1,209,000	1,232,816
Bank of New York Mellon Corp. (The),
4.41%, 07/24/2026(c)	3,605,000	3,669,025
4.60%, 07/26/2030(c)	880,000	908,833
Principal Amount		Value
Asset Management & Custody Banks–(continued)
Blackstone Secured Lending Fund,
2.13%, 02/15/2027	$2,121,000	$1,789,300
2.85%, 09/30/2028	1,242,000	996,300
CI Financial Corp. (Canada), 3.20%, 12/17/2030	1,630,000	1,277,400
State Street Corp., 4.42%(SOFR + 1.61%), 05/13/2033(c)	604,000	619,309
		10,492,983
Automobile Manufacturers–1.16%
BMW US Capital LLC (Germany),
2.90% (SOFR + 0.84%), 04/01/2025(b)(d)	1,019,000	1,009,974
3.45%, 04/01/2027(b)	1,411,000	1,394,291
3.70%, 04/01/2032(b)	1,626,000	1,588,940
General Motors Financial Co., Inc.,
4.15%, 06/19/2023	1,354,000	1,357,414
3.80%, 04/07/2025	1,473,000	1,454,582
5.00%, 04/09/2027	2,217,000	2,222,262
Hyundai Capital America,
5.75%, 04/06/2023(b)	1,516,000	1,535,865
4.13%, 06/08/2023(b)	1,801,000	1,807,690
2.00%, 06/15/2028(b)	1,868,000	1,601,638
Mercedes-Benz Finance North America LLC (Germany), 2.55%, 08/15/2022(b)	1,987,000	1,986,810
Nissan Motor Acceptance Co. LLC, 1.85%, 09/16/2026(b)	1,982,000	1,705,725
Volkswagen Group of America Finance LLC (Germany), 4.35%, 06/08/2027(b)	971,000	966,428
		18,631,619
Automotive Retail–0.26%
Advance Auto Parts, Inc., 1.75%, 10/01/2027	2,700,000	2,368,567
AutoZone, Inc., 4.75%, 08/01/2032	1,676,000	1,730,607
		4,099,174
Biotechnology–0.36%
AbbVie, Inc., 3.85%, 06/15/2024	1,730,000	1,737,942
CSL Finance PLC (Australia),
3.85%, 04/27/2027(b)	880,000	885,948
4.05%, 04/27/2029(b)	676,000	681,299
4.63%, 04/27/2042(b)	670,000	673,012
4.75%, 04/27/2052(b)	1,032,000	1,040,094
4.95%, 04/27/2062(b)	780,000	796,160
		5,814,455
Brewers–0.07%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 8.20%, 01/15/2039	856,000	1,152,581

See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value
Cable & Satellite–0.52%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.,
4.43% (3 mo. USD LIBOR + 1.65%), 02/01/2024(d)	$1,824,000	$1,830,287
3.50%, 06/01/2041	1,260,000	924,682
3.50%, 03/01/2042	2,172,000	1,587,235
3.90%, 06/01/2052	1,711,000	1,238,568
3.85%, 04/01/2061	1,805,000	1,236,480
4.40%, 12/01/2061	821,000	612,888
Comcast Corp., 2.65%, 08/15/2062	1,235,000	838,957
		8,269,097
Computer & Electronics Retail–0.08%
Leidos, Inc., 2.30%, 02/15/2031	1,550,000	1,282,723
Construction Machinery & Heavy Trucks–0.09%
Daimler Trucks Finance North America LLC (Germany), 3.65%, 04/07/2027(b)	1,419,000	1,386,387
Consumer Finance–0.37%
American Express Co.,
4.99% (SOFR + 2.26%), 05/26/2033(c)	1,999,000	2,063,096
4.42% (SOFR + 1.76%), 08/03/2033(c)	3,850,000	3,911,991
		5,975,087
Data Processing & Outsourced Services–0.67%
Fidelity National Information Services, Inc.,
4.70%, 07/15/2027	4,246,000	4,345,537
5.10%, 07/15/2032	4,246,000	4,415,195
PayPal Holdings, Inc., 5.05%, 06/01/2052	1,986,000	2,069,969
		10,830,701
Distributors–0.10%
Genuine Parts Co., 2.75%, 02/01/2032	1,799,000	1,546,038
Diversified Banks–7.26%
Bank of America Corp.,
4.38%, 04/27/2028(c)	3,603,000	3,616,613
4.95%, 07/22/2028(c)	2,565,000	2,640,543
2.69% (SOFR + 1.32%), 04/22/2032(c)	2,739,000	2,385,203
2.57% (SOFR + 1.21%), 10/20/2032(c)	1,652,000	1,417,128
2.97% (SOFR + 1.33%), 02/04/2033(c)	1,852,000	1,641,834
4.57% (SOFR + 1.83%), 04/27/2033(c)	3,000,000	3,023,069
5.02%, 07/22/2033(c)	3,507,000	3,660,377
3.85% (5 yr. U.S. Treasury Yield Curve Rate + 2.00%), 03/08/2037(c)	655,000	592,589
Series TT, 6.13%(5 yr. U.S. Treasury Yield Curve Rate + 3.23%)(c)(e)	6,007,000	6,052,052
Principal Amount		Value
Diversified Banks–(continued)
Banque Federative du Credit Mutuel S.A. (France), 4.75%, 07/13/2027(b)	$4,163,000	$4,249,514
BPCE S.A. (France),
2.76% (SOFR + 0.57%), 01/14/2025(b)(d)	2,634,000	2,584,557
4.75%, 07/19/2027(b)	3,770,000	3,834,013
2.05%, 10/19/2027(b)(c)	2,028,000	1,814,773
5.75%, 07/19/2033(b)(c)	2,465,000	2,534,472
Citigroup, Inc.,
4.66%, 05/24/2028(c)	1,819,000	1,844,184
4.41% (SOFR + 3.91%), 03/31/2031(c)	1,091,000	1,080,933
2.56% (SOFR + 1.17%), 05/01/2032(c)	1,759,000	1,512,681
2.52%, 11/03/2032(c)	1,096,000	933,876
3.06%, 01/25/2033(c)	976,000	868,176
3.79%, 03/17/2033(c)	3,599,000	3,396,863
4.91% (SOFR + 2.09%), 05/24/2033(c)	2,068,000	2,132,451
2.90%, 11/03/2042(c)	1,656,000	1,276,598
Cooperatieve Rabobank U.A. (Netherlands), 3.76%(1 yr. U.S. Treasury Yield Curve Rate + 1.42%), 04/06/2033(b)(c)	2,428,000	2,245,679
Credit Agricole S.A. (France), 7.88%(b)(c)(e)	1,422,000	1,465,549
JPMorgan Chase & Co.,
3.80%, 07/23/2024(c)	1,631,000	1,628,191
2.08%, 04/22/2026(c)	1,680,000	1,592,126
4.32%, 04/26/2028(c)	3,556,000	3,572,409
4.85%, 07/25/2028(c)	2,728,000	2,801,134
4.59% (SOFR + 1.80%), 04/26/2033(c)	2,149,000	2,177,892
4.91%, 07/25/2033(c)	4,183,000	4,365,518
Mitsubishi UFJ Financial Group, Inc. (Japan),
4.79%, 07/18/2025(c)	8,964,000	9,066,954
5.02% (1 yr. U.S. Treasury Yield Curve Rate + 1.95%), 07/20/2028(c)	2,450,000	2,519,085
1.80%, 07/20/2033(c)	3,059,000	3,190,918
NatWest Group PLC (United Kingdom), 5.52%(1 yr. U.S. Treasury Yield Curve Rate + 2.27%), 09/30/2028(c)	1,300,000	1,333,387
Royal Bank of Canada (Canada), 2.94%(SOFR + 0.71%), 01/21/2027(d)	4,093,000	3,945,098
Standard Chartered PLC (United Kingdom), 2.68%(1 yr. U.S. Treasury Yield Curve Rate + 1.20%), 06/29/2032(b)(c)	1,468,000	1,205,805
Sumitomo Mitsui Financial Group, Inc. (Japan),
2.14%, 09/23/2030	2,534,000	2,082,178
2.22%, 09/17/2031	2,411,000	2,013,535
Truist Bank, 2.64%, 09/17/2029(c)	2,105,000	2,008,826
U.S. Bancorp, 2.49%, 11/03/2036(c)	3,525,000	2,974,751
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value
Diversified Banks–(continued)
US Bancorp,
4.55% (SOFR + 1.66%), 07/22/2028(c)	$2,721,000	$2,793,564
4.97% (SOFR + 2.11%), 07/22/2033(c)	2,078,000	2,158,371
Wells Fargo & Co.,
3.53%, 03/24/2028(c)	1,841,000	1,780,237
4.81%, 07/25/2028(c)	1,573,000	1,610,551
4.90%, 07/25/2033(c)	1,544,000	1,601,937
4.75%, 12/07/2046	736,000	693,693
4.61%, 04/25/2053(c)	2,600,000	2,550,109
		116,469,996
Diversified Capital Markets–0.54%
Credit Suisse AG (Switzerland), 3.63%, 09/09/2024	1,315,000	1,299,561
Credit Suisse Group AG (Switzerland),
4.55%, 04/17/2026	1,392,000	1,367,275
4.19%, 04/01/2031(b)(c)	1,365,000	1,215,253
3.09%, 05/14/2032(b)(c)	1,255,000	1,009,962
UBS Group AG (Switzerland),
4.13%, 04/15/2026(b)	1,014,000	1,011,214
4.75%, 05/12/2028(b)(c)	2,721,000	2,726,993
		8,630,258
Diversified Chemicals–1.00%
Celanese US Holdings LLC,
5.90%, 07/05/2024	3,549,000	3,576,545
6.05%, 03/15/2025	3,797,000	3,830,599
6.17%, 07/15/2027	3,974,000	4,038,167
6.33%, 07/15/2029	1,116,000	1,149,654
6.38%, 07/15/2032	3,318,000	3,410,733
		16,005,698
Diversified REITs–0.97%
Brixmor Operating Partnership L.P.,
4.13%, 05/15/2029	748,000	707,653
4.05%, 07/01/2030	844,000	781,940
2.50%, 08/16/2031	889,000	716,082
CubeSmart L.P.,
2.25%, 12/15/2028	552,000	479,159
2.50%, 02/15/2032	1,020,000	859,923
VICI Properties L.P.,
4.75%, 02/15/2028	2,415,000	2,375,602
4.95%, 02/15/2030	2,415,000	2,368,453
5.13%, 05/15/2032	1,752,000	1,743,328
VICI Properties L.P./VICI Note Co., Inc., 5.63%, 05/01/2024(b)	5,509,000	5,518,393
		15,550,533
Electric Utilities–1.60%
AEP Texas, Inc.,
3.95%, 06/01/2028(b)	2,489,000	2,478,217
4.70%, 05/15/2032	996,000	1,023,998
5.25%, 05/15/2052	1,450,000	1,545,162
Duke Energy Corp., 3.25%, 01/15/2082(c)	1,378,000	1,094,066
EDP Finance B.V. (Portugal), 3.63%, 07/15/2024(b)	1,372,000	1,365,623
Enel Finance International N.V. (Italy), 2.88%, 07/12/2041(b)	1,678,000	1,127,183
Principal Amount		Value
Electric Utilities–(continued)
National Rural Utilities Cooperative Finance Corp., 2.75%, 04/15/2032	$1,943,000	$1,775,096
NextEra Energy Capital Holdings, Inc.,
4.63%, 07/15/2027	3,664,000	3,803,801
5.00%, 07/15/2032	1,154,000	1,234,273
PacifiCorp, 2.90%, 06/15/2052	1,597,000	1,228,533
Southern Co. (The), Series 21-A, 3.75%(5 yr. U.S. Treasury Yield Curve Rate + 2.92%), 09/15/2051(c)	1,069,000	944,878
Tampa Electric Co.,
3.88%, 07/12/2024	1,960,000	1,969,247
5.00%, 07/15/2052	1,182,000	1,251,215
Virginia Electric and Power Co.,
Series B, 3.75%, 05/15/2027	1,566,000	1,588,011
Series C, 4.63%, 05/15/2052	1,818,000	1,868,721
Xcel Energy, Inc., 4.60%, 06/01/2032	1,302,000	1,350,925
		25,648,949
Electronic Equipment & Instruments–0.08%
Vontier Corp., 2.95%, 04/01/2031	1,614,000	1,281,589
Financial Exchanges & Data–1.39%
Cboe Global Markets, Inc., 3.00%, 03/16/2032	4,406,000	4,085,680
Intercontinental Exchange, Inc.,
4.00%, 09/15/2027	2,605,000	2,626,421
4.35%, 06/15/2029	2,007,000	2,048,865
4.60%, 03/15/2033	1,749,000	1,820,463
4.95%, 06/15/2052	2,400,000	2,496,283
3.00%, 09/15/2060	1,093,000	787,932
5.20%, 06/15/2062	1,819,000	1,889,427
Moody’s Corp.,
2.00%, 08/19/2031	1,432,000	1,217,530
2.75%, 08/19/2041	1,676,000	1,293,419
3.75%, 02/25/2052	1,611,000	1,409,281
3.10%, 11/29/2061	3,673,000	2,686,841
		22,362,142
Health Care REITs–0.07%
Healthcare Realty Holdings L.P., 3.50%, 08/01/2026	1,147,000	1,109,419
Health Care Services–0.71%
Cigna Corp., 4.13%, 11/15/2025	1,092,000	1,109,281
Fresenius Medical Care US Finance III, Inc. (Germany), 1.88%, 12/01/2026(b)	1,292,000	1,128,168
Piedmont Healthcare, Inc.,
Series 2032, 2.04%, 01/01/2032	1,105,000	924,875
Series 2042, 2.72%, 01/01/2042	1,067,000	817,102
2.86%, 01/01/2052	1,219,000	873,104
Providence St. Joseph Health Obligated Group, Series 21-A, 2.70%, 10/01/2051	3,254,000	2,218,272
Roche Holdings, Inc. (Switzerland), 2.31%, 03/10/2027(b)	4,485,000	4,297,618
		11,368,420
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value
Homebuilding–0.19%
D.R. Horton, Inc., 4.75%, 02/15/2023	$1,327,000	$1,330,395
M.D.C. Holdings, Inc., 3.97%, 08/06/2061	2,760,000	1,653,424
		2,983,819
Hotels, Resorts & Cruise Lines–0.56%
Expedia Group, Inc.,
4.63%, 08/01/2027	897,000	882,095
3.25%, 02/15/2030	6,459,000	5,583,635
2.95%, 03/15/2031	2,957,000	2,443,777
		8,909,507
Independent Power Producers & Energy Traders–0.10%
AES Corp. (The),
1.38%, 01/15/2026	883,000	797,764
2.45%, 01/15/2031	915,000	774,550
		1,572,314
Industrial Machinery–0.11%
Burlington Northern Santa Fe LLC, 4.45%, 01/15/2053	1,701,000	1,739,883
Insurance Brokers–0.11%
Willis North America, Inc., 4.65%, 06/15/2027	1,793,000	1,808,933
Integrated Oil & Gas–0.87%
BP Capital Markets America, Inc.,
3.06%, 06/17/2041	2,223,000	1,840,072
2.94%, 06/04/2051	1,720,000	1,300,452
3.00%, 03/17/2052	1,143,000	874,305
BP Capital Markets PLC (United Kingdom),
4.38% (5 yr. U.S. Treasury Yield Curve Rate + 4.04%)(c)(e)	1,148,000	1,136,256
4.88%(c)(e)	3,640,000	3,320,561
Gray Oak Pipeline LLC, 2.60%, 10/15/2025(b)	1,074,000	1,011,283
Shell International Finance B.V. (Netherlands),
2.88%, 11/26/2041	2,785,000	2,269,859
3.00%, 11/26/2051	2,785,000	2,238,129
		13,990,917
Integrated Telecommunication Services–1.34%
AT&T, Inc.,
2.64% (SOFR + 0.64%), 03/25/2024(d)	2,276,000	2,249,291
4.30%, 02/15/2030	1,073,000	1,075,802
2.55%, 12/01/2033	4,231,000	3,585,950
3.50%, 09/15/2053	2,038,000	1,613,617
Verizon Communications, Inc.,
1.75%, 01/20/2031	980,000	820,881
2.55%, 03/21/2031	789,000	701,974
2.36%, 03/15/2032	6,790,000	5,870,073
2.65%, 11/20/2040	780,000	603,701
3.40%, 03/22/2041	861,000	734,366
2.85%, 09/03/2041	2,391,000	1,881,841
3.55%, 03/22/2051	495,000	415,927
3.00%, 11/20/2060	1,274,000	911,956
3.70%, 03/22/2061	1,174,000	964,565
		21,429,944
Principal Amount		Value
Internet & Direct Marketing Retail–0.10%
Amazon.com, Inc., 2.88%, 05/12/2041	$1,963,000	$1,658,099
Investment Banking & Brokerage–3.22%
Charles Schwab Corp. (The),
2.45%, 03/03/2027	862,000	826,052
2.74% (SOFR + 1.05%), 03/03/2027(d)	3,086,000	3,040,625
2.90%, 03/03/2032	1,817,000	1,681,980
5.00% (5 yr. U.S. Treasury Yield Curve Rate + 3.26%)(c)(e)	1,786,000	1,732,420
Goldman Sachs Group, Inc. (The),
2.35% (SOFR + 0.58%), 03/08/2024(d)	3,644,000	3,591,749
2.95% (SOFR + 0.70%), 01/24/2025(d)	2,370,000	2,320,877
3.50%, 04/01/2025	1,133,000	1,127,921
3.50%, 11/16/2026	726,000	711,272
2.58% (SOFR + 0.79%), 12/09/2026(d)	7,880,000	7,507,919
2.60% (SOFR + 0.81%), 03/09/2027(d)	6,200,000	5,939,262
1.95%, 10/21/2027(c)	1,626,000	1,484,523
3.15% (SOFR + 0.92%), 10/21/2027(d)	5,058,000	4,817,275
2.63% (SOFR + 1.12%), 02/24/2028(d)	1,165,000	1,119,456
1.99%, 01/27/2032(c)	1,190,000	981,203
2.62%, 04/22/2032(c)	677,000	584,554
2.65%, 10/21/2032(c)	1,975,000	1,700,841
3.10%, 02/24/2033(c)	1,286,000	1,149,884
3.44%, 02/24/2043(c)	1,550,000	1,296,751
Morgan Stanley,
5.00%, 11/24/2025	1,191,000	1,228,692
2.19%, 04/28/2026(c)	840,000	800,757
3.62%, 04/01/2031(c)	1,091,000	1,039,790
2.24%, 07/21/2032(c)	2,200,000	1,857,161
2.51%, 10/20/2032(c)	1,231,000	1,057,132
2.94%, 01/21/2033(c)	1,506,000	1,346,169
4.89%, 07/20/2033(c)	797,000	829,569
5.30%, 04/20/2037(c)	1,863,000	1,878,474
		51,652,308
Leisure Products–0.35%
Brunswick Corp.,
4.40%, 09/15/2032	2,077,000	1,859,991
5.10%, 04/01/2052	4,870,000	3,731,331
		5,591,322
Life & Health Insurance–2.95%
American Equity Investment Life Holding Co., 5.00%, 06/15/2027	1,130,000	1,132,724
Athene Global Funding,
1.45%, 01/08/2026(b)	970,000	877,328
2.95%, 11/12/2026(b)	2,202,000	2,048,384
Delaware Life Global Funding,
Series 22-1, 3.31%, 03/10/2025(b)	3,826,000	3,719,216
Series 21-1, 2.66%, 06/29/2026(b)	10,423,000	9,766,351
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value
Life & Health Insurance–(continued)
F&G Global Funding, 2.00%, 09/20/2028(b)	$2,472,000	$2,125,657
GA Global Funding Trust,
2.25%, 01/06/2027(b)	2,995,000	2,740,731
1.95%, 09/15/2028(b)	2,702,000	2,344,718
2.90%, 01/06/2032(b)	2,764,000	2,345,653
MAG Mutual Holding Co., 4.75%, 04/30/2041(f)	9,203,000	7,831,985
MetLife, Inc., 5.00%, 07/15/2052	1,138,000	1,215,476
Pacific Life Global Funding II,
2.85% (SOFR + 0.80%), 03/30/2025(b)(d)	4,261,000	4,219,715
2.32% (SOFR + 0.62%), 06/04/2026(b)(d)	2,052,000	1,996,410
Prudential Financial, Inc., 5.20%, 03/15/2044(c)	1,467,000	1,418,937
Sammons Financial Group, Inc., 4.75%, 04/08/2032(b)	3,859,000	3,536,596
		47,319,881
Managed Health Care–0.38%
Kaiser Foundation Hospitals,
Series 2021, 2.81%, 06/01/2041	2,490,000	1,973,305
3.00%, 06/01/2051	2,595,000	1,996,578
UnitedHealth Group, Inc., 3.70%, 05/15/2027	2,011,000	2,054,911
		6,024,794
Movies & Entertainment–0.73%
Magallanes, Inc.,
4.28%, 03/15/2032(b)	2,747,000	2,565,732
5.05%, 03/15/2042(b)	4,577,000	4,070,930
5.14%, 03/15/2052(b)	5,678,000	5,007,540
		11,644,202
Multi-line Insurance–0.25%
Allianz SE (Germany), 3.20%(5 yr. U.S. Treasury Yield Curve Rate + 2.17%)(b)(c)(e)	3,090,000	2,362,848
Boardwalk Pipelines L.P., 3.60%, 09/01/2032	1,920,000	1,689,330
		4,052,178
Multi-Utilities–0.16%
Ameren Corp., 2.50%, 09/15/2024	1,032,000	1,004,256
Dominion Energy, Inc., Series C, 3.38%, 04/01/2030	914,000	869,604
WEC Energy Group, Inc., 1.80%, 10/15/2030	773,000	650,714
		2,524,574
Office REITs–0.34%
Office Properties Income Trust,
4.25%, 05/15/2024	2,584,000	2,492,514
4.50%, 02/01/2025	1,677,000	1,578,634
2.65%, 06/15/2026	346,000	288,615
2.40%, 02/01/2027	1,358,000	1,079,349
		5,439,112
Principal Amount		Value
Oil & Gas Exploration & Production–0.35%
Aker BP ASA (Norway),
2.00%, 07/15/2026(b)	$1,535,000	$1,397,511
3.10%, 07/15/2031(b)	1,535,000	1,325,425
Canadian Natural Resources Ltd. (Canada), 2.05%, 07/15/2025	1,605,000	1,517,230
Continental Resources, Inc.,
2.27%, 11/15/2026(b)	763,000	690,748
2.88%, 04/01/2032(b)	927,000	757,850
		5,688,764
Oil & Gas Storage & Transportation–2.35%
Cheniere Corpus Christi Holdings LLC, 2.74%, 12/31/2039	1,542,000	1,244,859
El Paso Natural Gas Co. LLC, 8.38%, 06/15/2032	860,000	1,040,878
Enbridge, Inc. (Canada),
1.99% (SOFR + 0.63%), 02/16/2024(d)	542,000	534,916
1.60%, 10/04/2026	951,000	868,993
3.40%, 08/01/2051	957,000	762,023
Energy Transfer L.P.,
4.25%, 03/15/2023	1,127,000	1,127,784
4.00%, 10/01/2027	890,000	861,848
Kinder Morgan, Inc.,
7.75%, 01/15/2032	1,398,000	1,702,033
4.80%, 02/01/2033	5,498,000	5,570,960
5.45%, 08/01/2052	6,531,000	6,556,696
MPLX L.P.,
1.75%, 03/01/2026	1,001,000	920,952
4.25%, 12/01/2027	832,000	825,883
4.95%, 03/14/2052	4,280,000	3,928,763
ONEOK, Inc., 6.35%, 01/15/2031	1,551,000	1,664,090
Targa Resources Corp.,
5.20%, 07/01/2027	2,166,000	2,206,760
6.25%, 07/01/2052	2,456,000	2,589,678
Williams Cos., Inc. (The),
3.70%, 01/15/2023	1,563,000	1,561,517
2.60%, 03/15/2031	2,994,000	2,603,373
3.50%, 10/15/2051	1,454,000	1,145,882
		37,717,888
Other Diversified Financial Services–1.05%
Blackstone Private Credit Fund, 2.63%, 12/15/2026(b)	3,384,000	2,890,252
JAB Holdings B.V. (Austria), 4.50%, 04/08/2052(b)	4,791,000	3,725,816
Jackson Financial, Inc.,
5.17%, 06/08/2027	1,593,000	1,608,064
5.67%, 06/08/2032	1,830,000	1,822,233
Pershing Square Holdings Ltd.,
3.25%, 11/15/2030(b)	3,900,000	3,254,492
3.25%, 10/01/2031(b)	4,300,000	3,493,599
		16,794,456
Packaged Foods & Meats–0.15%
Conagra Brands, Inc., 4.60%, 11/01/2025	1,409,000	1,430,890
JDE Peet’s N.V. (Netherlands), 1.38%, 01/15/2027(b)	1,197,000	1,049,031
		2,479,921
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value
Paper Packaging–0.46%
Berry Global, Inc., 1.65%, 01/15/2027	$5,788,000	$5,135,742
Packaging Corp. of America, 3.65%, 09/15/2024	1,191,000	1,187,541
Sealed Air Corp., 1.57%, 10/15/2026(b)	1,208,000	1,074,713
		7,397,996
Pharmaceuticals–0.28%
Bayer US Finance II LLC (Germany), 3.88%, 12/15/2023(b)	1,536,000	1,537,280
Mayo Clinic, Series 2021, 3.20%, 11/15/2061	1,964,000	1,502,779
Mylan, Inc., 3.13%, 01/15/2023(b)	1,537,000	1,527,612
		4,567,671
Precious Metals & Minerals–0.07%
Anglo American Capital PLC (South Africa), 3.63%, 09/11/2024(b)	1,168,000	1,149,897
Property & Casualty Insurance–0.22%
Liberty Mutual Group, Inc., 5.50%, 06/15/2052(b)	2,360,000	2,361,166
Stewart Information Services Corp., 3.60%, 11/15/2031	1,425,000	1,220,248
		3,581,414
Railroads–0.63%
CSX Corp.,
4.10%, 11/15/2032	3,764,000	3,817,826
4.50%, 11/15/2052	3,763,000	3,753,177
Norfolk Southern Corp., 4.55%, 06/01/2053	1,439,000	1,432,735
Union Pacific Corp., 2.15%, 02/05/2027	1,173,000	1,112,812
		10,116,550
Real Estate Development–0.06%
Essential Properties L.P., 2.95%, 07/15/2031	1,221,000	979,600
Regional Banks–2.61%
Citizens Financial Group, Inc.,
4.30%, 12/03/2025	2,623,000	2,632,048
2.50%, 02/06/2030	1,130,000	981,534
2.64%, 09/30/2032	4,602,000	3,811,784
Fifth Third Bancorp,
4.06% (SOFR + 1.36%), 04/25/2028(c)	1,478,000	1,469,354
4.77%, 07/28/2030(c)	3,246,000	3,301,933
4.34% (SOFR + 1.66%), 04/25/2033(c)	1,895,000	1,865,962
Fifth Third Bank N.A., 3.85%, 03/15/2026	983,000	975,752
Huntington Bancshares, Inc.,
4.00%, 05/15/2025	1,446,000	1,456,020
2.49% (5 yr. U.S. Treasury Yield Curve Rate + 1.17%), 08/15/2036(c)	1,296,000	1,014,574
KeyBank N.A., 3.40%, 05/20/2026	1,304,000	1,273,218
KeyCorp,
2.25%, 04/06/2027	1,647,000	1,531,255
4.79%, 06/01/2033(c)	1,261,000	1,283,087
Principal Amount		Value
Regional Banks–(continued)
PNC Financial Services Group, Inc. (The),
4.63%, 06/06/2033(c)	$4,447,000	$4,416,329
Series O, 6.46% (3 mo. USD LIBOR + 3.68%)(d)(e)	4,229,000	4,211,384
Series U, 6.00%(5 yr. U.S. Treasury Yield Curve Rate + 3.00%)(c)(e)	3,564,000	3,595,185
Truist Financial Corp.,
4.12% (SOFR + 1.37%), 06/06/2028(c)	2,469,000	2,484,508
4.92% (SOFR + 2.24%), 07/28/2033(c)	5,473,000	5,526,008
		41,829,935
Renewable Electricity–0.09%
NSTAR Electric Co., 4.55%, 06/01/2052	1,447,000	1,480,462
Residential REITs–0.36%
American Homes 4 Rent L.P.,
2.38%, 07/15/2031	361,000	298,007
3.63%, 04/15/2032	2,455,000	2,229,702
3.38%, 07/15/2051	379,000	270,866
4.30%, 04/15/2052	1,195,000	1,000,419
Invitation Homes Operating Partnership L.P.,
2.30%, 11/15/2028	563,000	483,782
2.70%, 01/15/2034	1,812,000	1,451,045
		5,733,821
Restaurants–0.12%
Starbucks Corp., 3.00%, 02/14/2032	2,083,000	1,907,410
Retail REITs–0.97%
Agree L.P.,
2.00%, 06/15/2028	739,000	642,462
2.60%, 06/15/2033	970,000	802,581
Kimco Realty Corp.,
1.90%, 03/01/2028	1,244,000	1,097,944
2.70%, 10/01/2030	721,000	633,319
2.25%, 12/01/2031	1,610,000	1,340,589
Kite Realty Group L.P., 4.00%, 10/01/2026	2,029,000	1,972,017
Kite Realty Group Trust, 4.75%, 09/15/2030	767,000	729,511
National Retail Properties, Inc., 3.50%, 04/15/2051	1,247,000	965,826
Realty Income Corp.,
2.20%, 06/15/2028	1,508,000	1,362,858
3.25%, 01/15/2031	957,000	894,113
2.85%, 12/15/2032	2,569,000	2,301,220
Regency Centers L.P., 2.95%, 09/15/2029	1,181,000	1,061,977
Scentre Group Trust 2 (Australia), 4.75%, 09/24/2080(b)(c)	1,858,000	1,711,337
		15,515,754
Semiconductor Equipment–0.12%
KLA Corp., 4.95%, 07/15/2052	1,812,000	1,953,093
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value
Semiconductors–0.79%
Broadcom, Inc.,
4.15%, 11/15/2030	$679,000	$644,892
2.45%, 02/15/2031(b)	943,000	788,829
3.42%, 04/15/2033(b)	1,041,000	898,826
3.47%, 04/15/2034(b)	1,860,000	1,594,005
3.14%, 11/15/2035(b)	4,170,000	3,356,908
4.93%, 05/15/2037(b)	921,000	874,383
Marvell Technology, Inc., 2.95%, 04/15/2031	2,457,000	2,123,681
QUALCOMM, Inc.,
2.15%, 05/20/2030	1,378,000	1,262,938
3.25%, 05/20/2050	1,337,000	1,150,657
		12,695,119
Soft Drinks–0.18%
PepsiCo, Inc.,
3.60%, 02/18/2028	1,141,000	1,163,000
3.90%, 07/18/2032	946,000	978,859
4.20%, 07/18/2052	687,000	715,039
		2,856,898
Specialized Finance–0.08%
Blackstone Holdings Finance Co. LLC, 1.60%, 03/30/2031(b)	1,626,000	1,312,074
Specialized REITs–1.07%
American Tower Corp.,
3.00%, 06/15/2023	1,260,000	1,255,932
4.00%, 06/01/2025	749,000	749,585
2.70%, 04/15/2031	2,344,000	2,032,591
4.05%, 03/15/2032	1,269,000	1,215,785
Crown Castle, Inc., 2.50%, 07/15/2031	2,038,000	1,747,342
EPR Properties,
4.75%, 12/15/2026	855,000	806,719
4.95%, 04/15/2028	2,151,000	2,009,626
3.60%, 11/15/2031	1,789,000	1,472,581
Equinix, Inc., 3.90%, 04/15/2032	2,503,000	2,373,427
Extra Space Storage L.P.,
3.90%, 04/01/2029	721,000	692,316
2.35%, 03/15/2032	1,804,000	1,465,105
Life Storage L.P., 2.40%, 10/15/2031	1,591,000	1,310,017
		17,131,026
Systems Software–0.05%
Oracle Corp., 3.85%, 04/01/2060	1,182,000	844,830
Technology Hardware, Storage & Peripherals–0.38%
Apple, Inc.,
4.38%, 05/13/2045	796,000	834,427
2.55%, 08/20/2060	3,615,000	2,665,161
2.80%, 02/08/2061	3,461,000	2,658,382
		6,157,970
Tobacco–0.04%
Altria Group, Inc., 3.70%, 02/04/2051	857,000	571,642
Principal Amount		Value
Trucking–0.41%
Penske Truck Leasing Co. L.P./PTL Finance Corp.,
4.00%, 07/15/2025(b)	$756,000	$750,093
3.40%, 11/15/2026(b)	1,248,000	1,200,825
4.40%, 07/01/2027(b)	876,000	877,028
Ryder System, Inc., 4.30%, 06/15/2027	1,305,000	1,313,985
Triton Container International Ltd. (Bermuda), 2.05%, 04/15/2026(b)	2,683,000	2,381,309
		6,523,240
Wireless Telecommunication Services–0.40%
Rogers Communications, Inc. (Canada), 4.55%, 03/15/2052(b)	2,612,000	2,451,774
T-Mobile USA, Inc., 3.40%, 10/15/2052	5,161,000	3,978,272
		6,430,046
Total U.S. Dollar Denominated Bonds & Notes (Cost $774,359,874)		717,319,000

Asset-Backed Securities–28.38%
Alternative Loan Trust,
Series 2005-21CB, Class A7, 5.50%, 06/25/2035	602,848	509,969
Series 2005-29CB, Class A4, 5.00%, 07/25/2035	272,592	182,278
AmeriCredit Automobile Receivables Trust,
Series 2018-3, Class C, 3.74%, 10/18/2024	3,147,731	3,150,938
Series 2019-2, Class C, 2.74%, 04/18/2025	1,645,000	1,634,606
Series 2019-2, Class D, 2.99%, 06/18/2025	4,570,000	4,490,564
Series 2019-3, Class D, 2.58%, 09/18/2025	2,285,000	2,230,582
AMSR Trust, Series 2021-SFR3, Class B, 1.73%, 10/17/2038(b)	4,415,000	3,971,617
Angel Oak Mortgage Trust,
Series 2020-1, Class A1, 2.16%, 12/25/2059(b)(g)	667,501	647,117
Series 2020-3, Class A1, 1.69%, 04/25/2065(b)(g)	1,972,118	1,814,091
Series 2021-3, Class A1, 1.07%, 05/25/2066(b)(g)	1,151,150	1,037,877
Series 2021-7, Class A1, 1.98%, 10/25/2066(b)(g)	2,782,273	2,462,644
Series 2022-1, Class A1, 2.88%, 12/25/2066(b)(h)	4,722,743	4,455,146
Avis Budget Rental Car Funding (AESOP) LLC, Series 2022-1A, Class A, 3.83%, 08/21/2028(b)	6,614,000	6,614,999
Bain Capital Credit CLO Ltd., Series 2017-2A, Class AR2, 3.96% (3 mo. USD LIBOR + 1.18%), 07/25/2034(b)(d)	7,338,000	7,149,010
Banc of America Funding Trust,
Series 2007-1, Class 1A3, 6.00%, 01/25/2037	177,219	154,226
Series 2007-C, Class 1A4, 2.99%, 05/20/2036(g)	67,176	65,181
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value

Banc of America Mortgage Trust, Series 2007-1, Class 1A24, 6.00%, 03/25/2037	$206,830	$179,507
Bank, Series 2019-BNK16, Class XA, IO, 0.94%, 02/15/2052(i)	23,822,384	1,126,694
Bayview MSR Opportunity Master Fund Trust,
Series 2021-4, Class A3, 3.00%, 10/25/2051(b)(g)	3,845,328	3,469,203
Series 2021-4, Class A4, 2.50%, 10/25/2051(b)(g)	3,846,222	3,410,521
Series 2021-4, Class A8, 2.50%, 10/25/2051(b)(g)	3,694,630	3,448,866
Series 2021-5, Class A1, 3.00%, 11/25/2051(b)(g)	4,064,599	3,750,220
Series 2021-5, Class A2, 2.50%, 11/25/2051(b)(g)	4,958,988	4,400,788
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-9, Class A1, 0.76% (1 yr. U.S. Treasury Yield Curve Rate + 2.30%), 10/25/2035(d)	171,301	167,457
Series 2006-1, Class A1, 0.65% (1 yr. U.S. Treasury Yield Curve Rate + 2.25%), 02/25/2036(d)	378,051	370,543
Benchmark Mortgage Trust, Series 2018-B1, Class XA, IO, 0.54%, 01/15/2051(i)	30,636,959	664,503
BRAVO Residential Funding Trust, Series 2021-NQM2, Class A1, 0.97%, 03/25/2060(b)(g)	1,226,689	1,179,489
BX Commercial Mortgage Trust,
Series 2021-ACNT, Class A, 2.85% (1 mo. USD LIBOR + 0.85%), 11/15/2038(b)(d)	2,220,000	2,151,015
Series 2021-VOLT, Class A, 2.70% (1 mo. USD LIBOR + 0.70%), 09/15/2036(b)(d)	4,080,000	3,930,091
Series 2021-VOLT, Class B, 2.95% (1 mo. USD LIBOR + 0.95%), 09/15/2036(b)(d)	3,595,000	3,406,030
Series 2021-XL2, Class B, 3.00% (1 mo. USD LIBOR + 1.00%), 10/15/2038(b)(d)	1,460,868	1,394,083
BX Trust,
Series 2022-LBA6, Class A, 2.96% (1.00% + SOFR Term Rate), 01/15/2039(b)(d)	3,670,000	3,550,897
Series 2022-LBA6, Class B, 3.26% (1.30% + SOFR Term Rate), 01/15/2039(b)(d)	2,265,000	2,160,782
Series 2022-LBA6, Class C, 3.56% (1.60% + SOFR Term Rate), 01/15/2039(b)(d)	1,215,000	1,163,076
CCG Receivables Trust,
Series 2019-2, Class B, 2.55%, 03/15/2027(b)	1,845,000	1,825,439
Series 2019-2, Class C, 2.89%, 03/15/2027(b)	900,000	889,460
CD Mortgage Trust, Series 2017-CD6, Class XA, IO, 0.92%, 11/13/2050(i)	10,326,308	321,559
Cedar Funding IX CLO Ltd., Series 2018-9A, Class A1, 3.69% (3 mo. USD LIBOR + 0.98%), 04/20/2031(b)(d)	3,687,000	3,626,157
Principal Amount		Value

Chase Home Lending Mortgage Trust, Series 2019-ATR1, Class A15, 4.00%, 04/25/2049(b)(g)	$83,273	$82,044
Chase Mortgage Finance Trust, Series 2005-A2, Class 1A3, 2.98%, 01/25/2036(g)	438,201	397,440
CIFC Funding Ltd. (Cayman Islands),
Series 2014-5A, Class A1R2, 3.94% (3 mo. USD LIBOR + 1.20%), 10/17/2031(b)(d)	1,497,000	1,478,281
Series 2016-1A, Class ARR, 3.81% (3 mo. USD LIBOR + 1.08%), 10/21/2031(b)(d)	1,538,000	1,502,595
Citigroup Commercial Mortgage Trust,
Series 2013-GC17, Class XA, IO, 1.00%, 11/10/2046(i)	11,893,574	106,940
Series 2014-GC21, Class AA, 3.48%, 05/10/2047	489,474	486,548
Series 2017-C4, Class XA, IO, 1.08%, 10/12/2050(i)	28,900,739	1,046,464
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-AR1, Class 1A1, 3.15% (1 yr. U.S. Treasury Yield Curve Rate + 2.40%), 10/25/2035(d)	755,711	746,262
Series 2021-INV3, Class A3, 2.50%, 05/25/2051(b)(g)	3,858,582	3,426,093
CNH Equipment Trust, Series 2019-A, Class A4, 3.22%, 01/15/2026	1,910,000	1,906,320
COLT Mortgage Loan Trust,
Series 2020-2, Class A1, 1.85%, 03/25/2065(b)(g)	206,408	204,112
Series 2021-5, Class A1, 1.73%, 11/26/2066(b)(g)	2,043,205	1,836,857
Series 2022-1, Class A1, 2.28%, 12/27/2066(b)(g)	3,007,239	2,738,826
Series 2022-2, Class A1, 2.99%, 02/25/2067(b)(h)	2,879,203	2,755,232
Series 2022-3, Class A1, 3.90%, 02/25/2067(b)(g)	3,880,740	3,775,708
COMM Mortgage Trust,
Series 2012-CR5, Class XA, IO, 1.45%, 12/10/2045(i)	8,416,660	6,552
Series 2013-CR6, Class AM, 3.15%, 03/10/2046(b)	2,945,000	2,919,231
Series 2014-CR20, Class ASB, 3.31%, 11/10/2047	463,646	460,897
Series 2014-LC15, Class AM, 4.20%, 04/10/2047	2,865,000	2,831,408
Series 2014-UBS6, Class AM, 4.05%, 12/10/2047	5,720,000	5,617,669
Credit Suisse Mortgage Capital Trust,
Series 2021-NQM1, Class A1, 0.81%, 05/25/2065(b)(g)	735,798	707,142
Series 2021-NQM2, Class A1, 1.18%, 02/25/2066(b)(g)	1,022,922	940,953
Series 2022-ATH1, Class A1A, 2.87%, 01/25/2067(b)(g)	3,859,038	3,744,562
Series 2022-ATH1, Class A1B, 3.35%, 01/25/2067(b)(g)	1,890,000	1,798,746
Series 2022-ATH2, Class A1, 4.55%, 05/25/2067(b)(g)	3,958,015	3,905,298
CSAIL Commercial Mortgage Trust, Series 2020-C19, Class A3, 2.56%, 03/15/2053	10,613,000	9,571,848
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value

CSMC Mortgage-Backed Trust, Series 2006-6, Class 1A4, 6.00%, 07/25/2036	$617,016	$369,168
Dell Equipment Finance Trust, Series 2019-2, Class D, 2.48%, 04/22/2025(b)	1,925,000	1,923,265
Drive Auto Receivables Trust,
Series 2018-2, Class D, 4.14%, 08/15/2024	243,675	243,753
Series 2018-3, Class D, 4.30%, 09/16/2024	455,339	456,251
Dryden 93 CLO Ltd., Series 2021-93A, Class A1A, 3.59% (3 mo. USD LIBOR + 1.08%), 01/15/2034(b)(d)	1,078,634	1,052,425
Ellington Financial Mortgage Trust,
Series 2020-1, Class A1, 2.01%, 05/25/2065(b)(g)	293,757	285,738
Series 2021-1, Class A1, 0.80%, 02/25/2066(b)(g)	378,963	343,358
Series 2022-1, Class A1, 2.21%, 01/25/2067(b)(g)	2,724,104	2,465,986
Series 2022-3, Class A1, 5.00%, 08/25/2067(b)(h)	3,691,000	3,665,840
Extended Stay America Trust, Series 2021-ESH, Class B, 3.38% (1 mo. USD LIBOR + 1.38%), 07/15/2038(b)(d)	1,719,418	1,675,078
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class 1A6, 2.91% (1 mo. USD LIBOR + 0.65%), 11/25/2035(d)	370,137	175,102
Flagstar Mortgage Trust,
Series 2021-11IN, Class A6, 3.70%, 11/25/2051(b)(g)	6,260,362	5,838,105
Series 2021-8INV, Class A6, 2.50%, 09/25/2051(b)(g)	1,354,865	1,262,056
Ford Credit Floorplan Master Owner Trust, Series 2019-3, Class A2, 2.60% (1 mo. USD LIBOR + 0.60%), 09/15/2024(d)	9,380,000	9,382,671
FREMF Mortgage Trust,
Series 2012-K23, Class C, 3.63%, 10/25/2045(b)(g)	680,000	678,444
Series 2013-K25, Class C, 3.59%, 11/25/2045(b)(g)	605,000	603,201
Series 2013-K26, Class C, 3.57%, 12/25/2045(b)(g)	1,165,000	1,160,241
Series 2013-K27, Class C, 3.49%, 01/25/2046(b)(g)	650,000	645,518
Series 2013-K28, Class C, 3.49%, 06/25/2046(b)(g)	2,580,000	2,560,024
Series 2015-K44, Class B, 3.72%, 01/25/2048(b)(g)	1,175,000	1,158,037
Series 2017-K62, Class B, 3.88%, 01/25/2050(b)(g)	1,040,000	1,034,138
Series 2017-K724, Class B, 5.26%, 12/25/2049(b)(g)	780,000	771,347
GoldenTree Loan Management US CLO 1 Ltd., Series 2021-9A, Class A, 3.78% (3 mo. USD LIBOR + 1.07%), 01/20/2033(b)(d)	1,712,000	1,671,958
Principal Amount		Value

GoldenTree Loan Management US CLO 5 Ltd., Series 2019-5A, Class AR, 3.78% (3 mo. USD LIBOR + 1.07%), 10/20/2032(b)(d)	$2,190,000	$2,140,042
Golub Capital Partners CLO 40(A) Ltd., Series 2019-40A, Class AR, 3.87% (3 mo. USD LIBOR + 1.09%), 01/25/2032(b)(d)	5,264,000	5,127,220
GS Mortgage Securities Corp. Trust, Series 2022-SHIP, Class A, 2.69% (SOFR Term Rate + 0.73%), 08/15/2024(b)	1,615,000	1,584,245
GS Mortgage Securities Trust,
Series 2013-GC16, Class AS, 4.65%, 11/10/2046	974,215	970,273
Series 2013-GCJ12, Class AAB, 2.68%, 06/10/2046	33,730	33,678
Series 2014-GC18, Class AAB, 3.65%, 01/10/2047	394,381	392,929
Series 2020-GC47, Class A5, 2.38%, 05/12/2053	3,780,000	3,401,723
GS Mortgage-Backed Securities Trust, Series 2021-INV1, Class A6, 2.50%, 12/25/2051(b)(g)	3,315,508	3,086,641
GSR Mortgage Loan Trust, Series 2005-AR, Class 6A1, 3.65%, 07/25/2035(g)	64,536	62,629
Hertz Vehicle Financing III L.P.,
Series 2021-2A, Class A, 1.68%, 12/27/2027(b)	1,322,000	1,198,690
Series 2021-2A, Class B, 2.12%, 12/27/2027(b)	705,000	632,609
Hertz Vehicle Financing LLC,
Series 2021-1A, Class A, 1.21%, 12/26/2025(b)	978,000	916,540
Series 2021-1A, Class B, 1.56%, 12/26/2025(b)	432,000	401,884
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2013-C16, Class AS, 4.52%, 12/15/2046	3,490,000	3,474,570
Series 2013-LC11, Class AS, 3.22%, 04/15/2046	1,722,000	1,697,453
Series 2014-C20, Class AS, 4.04%, 07/15/2047	3,950,000	3,885,694
Series 2016-JP3, Class A2, 2.43%, 08/15/2049	358,786	357,706
JP Morgan Mortgage Trust,
Series 2007-A1, Class 5A1, 2.44%, 07/25/2035(g)	247,007	242,555
Series 2021-LTV2, Class A1, 2.52%, 05/25/2052(b)(g)	4,668,476	4,037,007
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C25, Class AS, 4.07%, 11/15/2047	6,036,000	5,920,735
Series 2015-C27, Class XA, IO, 1.15%, 02/15/2048(i)	32,477,600	756,244
Series 2015-C28, Class AS, 3.53%, 10/15/2048	3,400,000	3,281,028
KKR CLO 30 Ltd., Series 30A, Class A1R, 3.76% (3 mo. USD LIBOR + 1.02%), 10/17/2031(b)(d)	3,771,000	3,695,686
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value

LB Commercial Conduit Mortgage Trust, Series 1998-C1, Class IO, 0.86%, 02/18/2030(g)	$10,212	$1
Lehman Structured Securities Corp., Series 2002-GE1, Class A, 0.00%, 07/26/2024(b)(g)(j)	6,929	1,686
Life Mortgage Trust,
Series 2021-BMR, Class A, 2.70% (1 mo. USD LIBOR + 0.70%), 03/15/2038(b)(d)	2,255,916	2,185,921
Series 2021-BMR, Class B, 2.88% (1 mo. USD LIBOR + 0.88%), 03/15/2038(b)(d)	3,671,394	3,520,819
Series 2021-BMR, Class C, 3.10% (1 mo. USD LIBOR + 1.10%), 03/15/2038(b)(d)	1,543,263	1,472,617
Madison Park Funding XLVIII Ltd., Series 2021-48A, Class A, 3.89% (3 mo. USD LIBOR + 1.15%), 04/19/2033(b)(d)	10,755,000	10,566,777
Med Trust,
Series 2021-MDLN, Class A, 2.95% (1 mo. USD LIBOR + 0.95%), 11/15/2038(b)(d)	2,660,000	2,558,726
Series 2021-MDLN, Class B, 3.45% (1 mo. USD LIBOR + 1.45%), 11/15/2038(b)(d)	4,303,000	4,129,517
Mello Mortgage Capital Acceptance Trust,
Series 2021-INV2, Class A4, 2.50%, 08/25/2051(b)(g)	2,521,673	2,351,588
Series 2021-INV3, Class A4, 2.50%, 10/25/2051(b)(g)	2,495,144	2,326,849
MFA Trust,
Series 2021-AEI1, Class A3, 2.50%, 08/25/2051(b)(g)	2,740,698	2,430,667
Series 2021-AEI1, Class A4, 2.50%, 08/25/2051(b)(g)	3,334,645	3,103,723
Series 2021-INV2, Class A1, 1.91%, 11/25/2056(b)(g)	3,389,046	3,088,405
MHP Commercial Mortgage Trust,
Series 2021-STOR, Class A, 2.70% (1 mo. USD LIBOR + 0.70%), 07/15/2038(b)(d)	1,945,000	1,877,114
Series 2021-STOR, Class B, 2.90% (1 mo. USD LIBOR + 0.90%), 07/15/2038(b)(d)	1,460,000	1,393,180
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C9, Class AS, 3.46%, 05/15/2046	6,222,000	6,150,970
Series 2014-C19, Class AS, 3.83%, 12/15/2047	5,035,000	4,931,677
Morgan Stanley Capital I Trust, Series 2017-HR2, Class XA, IO, 0.87%, 12/15/2050(i)	10,886,254	412,411
Neuberger Berman Loan Advisers CLO 24 Ltd., Series 2017-24A, Class AR, 3.76% (3 mo. USD LIBOR + 1.02%), 04/19/2030(b)(d)	5,054,000	4,988,945
Neuberger Berman Loan Advisers CLO 40 Ltd., Series 2021-40A, Class A, 3.80% (3 mo. USD LIBOR + 1.06%), 04/16/2033(b)(d)	3,402,000	3,334,314
Principal Amount		Value

New Residential Mortgage Loan Trust, Series 2022-NQM2, Class A1, 3.08%, 03/27/2062(b)(g)	$2,642,190	$2,463,583
OBX Trust,
Series 2022-NQM1, Class A1, 2.31%, 11/25/2061(b)(g)	3,398,201	3,126,211
Series 2022-NQM2, Class A1, 2.94%, 01/25/2062(b)(g)	3,999,791	3,745,412
Series 2022-NQM2, Class A1A, 2.78%, 01/25/2062(b)(h)	2,616,522	2,501,570
Series 2022-NQM2, Class A1B, 3.38%, 01/25/2062(b)(h)	2,305,000	2,080,886
Oceanview Mortgage Trust, Series 2021-3, Class A5, 2.50%, 07/25/2051(b)(g)	2,941,331	2,740,635
OCP CLO Ltd. (Cayman Islands),
Series 2017-13A, Class A1AR, 3.47% (3 mo. USD LIBOR + 0.96%), 07/15/2030(b)(d)	3,192,000	3,141,314
Series 2020-8RA, Class A1, 3.96% (3 mo. USD LIBOR + 1.22%), 01/17/2032(b)(d)	6,027,000	5,928,380
Octagon Investment Partners 31 LLC, Series 2017-1A, Class AR, 3.76% (3 mo. USD LIBOR + 1.05%), 07/20/2030(b)(d)	5,500,000	5,414,959
Octagon Investment Partners 49 Ltd., Series 2020-5A, Class A1, 3.73% (3 mo. USD LIBOR + 1.22%), 01/15/2033(b)(d)	5,507,000	5,413,811
OHA Loan Funding Ltd., Series 2016-1A, Class AR, 3.97% (3 mo. USD LIBOR + 1.26%), 01/20/2033(b)(d)	5,076,061	4,990,007
Onslow Bay Mortgage Loan Trust, Series 2021-NQM4, Class A1, 1.96%, 10/25/2061(b)(g)	4,009,075	3,524,996
Prestige Auto Receivables Trust, Series 2019-1A, Class C, 2.70%, 10/15/2024(b)	1,423,566	1,420,158
Progress Residential Trust,
Series 2020-SFR1, Class A, 1.73%, 04/17/2037(b)	6,825,000	6,519,086
Series 2021-SFR10, Class A, 2.39%, 12/17/2040(b)	2,415,000	2,170,482
Series 2022-SFR5, Class A, 4.45%, 06/17/2039(b)	3,235,000	3,281,308
Race Point VIII CLO Ltd., Series 2013-8A, Class AR2, 2.52% (3 mo. USD LIBOR + 1.04%), 02/20/2030(b)(d)	4,346,855	4,300,782
Residential Accredit Loans, Inc. Trust,
Series 2006-QS13, Class 1A8, 6.00%, 09/25/2036	50,583	42,786
Series 2007-QS6, Class A28, 5.75%, 04/25/2037	268,078	236,255
Residential Mortgage Loan Trust, Series 2020-1, Class A1, 2.38%, 01/26/2060(b)(g)	656,934	636,093
RUN Trust, Series 2022-NQM1, Class A1, 4.00%, 03/25/2067(b)	2,160,165	2,114,049
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value

Santander Drive Auto Receivables Trust,
Series 2019-2, Class D, 3.22%, 07/15/2025	$2,779,491	$2,766,403
Series 2019-3, Class D, 2.68%, 10/15/2025	2,588,603	2,575,985
SG Residential Mortgage Trust,
Series 2022-1, Class A1, 3.17%, 03/27/2062(b)(g)	4,516,862	4,292,530
Series 2022-1, Class A2, 3.58%, 03/27/2062(b)(g)	1,905,400	1,785,534
Sonic Capital LLC,
Series 2021-1A, Class A2I, 2.19%, 08/20/2051(b)	1,844,500	1,603,095
Series 2021-1A, Class A2II, 2.64%, 08/20/2051(b)	1,804,833	1,447,583
STAR Trust,
Series 2021-1, Class A1, 1.22%, 05/25/2065(b)(g)	2,203,063	2,072,686
Series 2021-SFR1, Class A, 2.76% (1 mo. USD LIBOR + 0.60%), 04/17/2038(b)(d)	11,612,369	11,244,375
Starwood Mortgage Residential Trust,
Series 2020-1, Class A1, 2.28%, 02/25/2050(b)(g)	169,839	169,189
Series 2021-6, Class A1, 1.92%, 11/25/2066(b)(g)	5,006,927	4,402,723
Series 2022-1, Class A1, 2.45%, 12/25/2066(b)(g)	3,653,268	3,424,635
Symphony CLO XXII Ltd., Series 2020-22A, Class A1A, 4.03% (3 mo. USD LIBOR + 1.29%), 04/18/2033(b)(d)	3,000,000	2,954,613
Synchrony Card Funding LLC, Series 2022-A2, Class A, 3.86%, 07/17/2028	5,365,000	5,410,263
Textainer Marine Containers VII Ltd., Series 2021-2A, Class A, 2.23%, 04/20/2046(b)	4,644,000	4,194,707
TICP XV Ltd., Series 2020-15A, Class A, 3.99% (3 mo. USD LIBOR + 1.28%), 04/20/2033(b)(d)	4,685,000	4,615,137
Tricon American Homes Trust, Series 2020-SFR2, Class A, 1.48%, 11/17/2039(b)	4,447,237	3,981,502
UBS Commercial Mortgage Trust, Series 2017-C5, Class XA, IO, 1.04%, 11/15/2050(i)	17,429,002	641,996
Verus Securitization Trust,
Series 2020-1, Class A1, 2.42%, 01/25/2060(b)(h)	981,003	964,822
Series 2020-1, Class A2, 2.64%, 01/25/2060(b)(h)	1,236,183	1,215,304
Series 2020-INV1, Class A1, 0.33%, 03/25/2060(b)(g)	288,716	283,248
Series 2021-1, Class A1B, 1.32%, 01/25/2066(b)(g)	1,005,052	924,183
Series 2021-7, Class A1, 1.83%, 10/25/2066(b)(g)	3,936,535	3,546,006
Series 2021-R1, Class A1, 0.82%, 10/25/2063(b)(g)	1,490,122	1,414,285
Series 2022-1, Class A1, 2.72%, 01/25/2067(b)(h)	2,661,246	2,477,303
Series 2022-3, Class A1, 4.13%, 02/25/2067(b)(h)	4,151,387	4,042,925
Series 2022-7, Class A1, 5.15%, 07/25/2067(b)(h)	1,400,000	1,403,375
Principal Amount		Value

Visio Trust, Series 2020-1R, Class A1, 1.31%, 11/25/2055(b)	$1,045,965	$1,011,774
WaMu Mortgage Pass-Through Ctfs. Trust,
Series 2003-AR10, Class A7, 2.51%, 10/25/2033(g)	224,249	216,006
Series 2005-AR14, Class 1A4, 2.84%, 12/25/2035(g)	328,587	317,683
Series 2005-AR16, Class 1A1, 2.72%, 12/25/2035(g)	308,734	301,420
Wells Fargo Commercial Mortgage Trust,
Series 2015-NXS1, Class ASB, 2.93%, 05/15/2048	2,141,353	2,122,354
Series 2017-C42, Class XA, IO, 0.87%, 12/15/2050(i)	18,095,639	689,006
Westlake Automobile Receivables Trust, Series 2019-3A, Class C, 2.49%, 10/15/2024(b)	1,038,061	1,037,254
WFRBS Commercial Mortgage Trust,
Series 2013-C14, Class AS, 3.49%, 06/15/2046	2,330,000	2,301,652
Series 2014-C20, Class AS, 4.18%, 05/15/2047	1,693,000	1,673,111
Series 2014-C25, Class AS, 3.98%, 11/15/2047	5,225,000	5,137,297
Series 2014-LC14, Class AS, 4.35%, 03/15/2047(g)	2,174,838	2,151,971
World Financial Network Credit Card Master Trust, Series 2019-C, Class A, 2.21%, 07/15/2026	3,910,000	3,906,474
Zaxby’s Funding LLC, Series 2021-1A, Class A2, 3.24%, 07/30/2051(b)	5,811,087	5,093,393
Total Asset-Backed Securities (Cost $483,000,152)		455,303,210
U.S. Government Sponsored Agency Mortgage-Backed Securities–17.28%
Collateralized Mortgage Obligations–0.80%
Fannie Mae Interest STRIPS,
IO, 7.00%, 06/25/2023 to 04/25/2032(k)	749,447	149,963
7.50%, 10/25/2023 to 11/25/2029(k)	63,197	3,397
6.50%, 04/25/2029 to 02/25/2033(i)(k)	1,239,620	203,049
6.00%, 06/25/2033 to 03/25/2036(i)(k)	798,559	135,897
5.50%, 09/25/2033 to 06/25/2035(i)(k)	1,406,121	232,214
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
Fannie Mae REMICs,
6.50%, 06/25/2023 to 10/25/2031	$182,709	$192,493
4.50%, 08/25/2025	17,294	17,278
5.50%, 12/25/2025 to 07/25/2046(k)	3,018,236	2,102,913
7.00%, 07/25/2026 to 04/25/2033(k)	500,249	85,292
4.00%, 08/25/2026 to 08/25/2047(k)	1,395,124	220,499
6.00%, 11/25/2028	73,804	77,952
7.50%, 12/25/2029	476,010	512,710
3.26% (1 mo. USD LIBOR + 1.00%), 07/25/2032(d)	63,412	64,645
2.66% (1 mo. USD LIBOR + 0.40%), 03/25/2033(d)	15,757	15,712
2.51% (1 mo. USD LIBOR + 0.25%), 08/25/2035(d)	57,125	56,863
15.92% (24.20% - (3.67 x 1 mo. USD LIBOR)), 06/25/2036(d)	136,139	172,741
3.20% (1 mo. USD LIBOR + 0.94%), 06/25/2037(d)	93,755	94,676
5.00%, 04/25/2040	150,148	152,231
PO, 0.00%, 09/25/2023(j)	4,817	4,731
IO, 4.44% (6.70% - (1.00 x 1 mo. USD LIBOR)), 02/25/2024 to 05/25/2035(d)(k)	449,447	53,379
5.89% (8.15% - (1.00 x 1 mo. USD LIBOR)), 04/25/2027(d)(k)	55,789	5,131
3.00%, 11/25/2027(k)	1,241,758	61,224
4.84% (7.10% - (1.00 x 1 mo. USD LIBOR)), 11/25/2030(d)(k)	13,530	1,423
7.64% (9.80% - (1.00 x 1 mo. USD LIBOR)), 03/17/2031(d)(k)	32	2
5.49% (7.75% - (1.00 x 1 mo. USD LIBOR)), 07/25/2031 to 02/25/2032(d)(k)	55,782	7,567
5.69% (7.85% - (1.00 x 1 mo. USD LIBOR)), 11/18/2031(d)(k)	48,940	6,324
5.64% (7.90% - (1.00 x 1 mo. USD LIBOR)), 11/25/2031(d)(k)	119,382	16,098
4.99% (7.25% - (1.00 x 1 mo. USD LIBOR)), 01/25/2032(d)(k)	90,489	11,859
5.69% (7.95% - (1.00 x 1 mo. USD LIBOR)), 01/25/2032 to 07/25/2032(d)(k)	162,914	18,769
5.84% (8.10% - (1.00 x 1 mo. USD LIBOR)), 02/25/2032 to 03/25/2032(d)(k)	19,281	1,922
1.00% (8.00% - (1.00 x 1 mo. USD LIBOR)), 04/25/2032(d)(k)	154,422	3,686
4.74% (7.00% - (1.00 x 1 mo. USD LIBOR)), 04/25/2032 to 09/25/2032(d)(k)	396,520	46,222
5.74% (8.00% - (1.00 x 1 mo. USD LIBOR)), 04/25/2032 to 12/25/2032(d)(k)	296,573	45,450
5.84% (8.00% - (1.00 x 1 mo. USD LIBOR)), 12/18/2032(d)(k)	188,755	27,746
5.94% (8.10% - (1.00 x 1 mo. USD LIBOR)), 12/18/2032(d)(k)	54,744	6,881
Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
5.94% (8.20% - (1.00 x 1 mo. USD LIBOR)), 01/25/2033(d)(k)	$262,490	$41,801
5.99% (8.25% - (1.00 x 1 mo. USD LIBOR)), 02/25/2033 to 05/25/2033(d)(k)	189,634	33,180
5.29% (7.55% - (1.00 x 1 mo. USD LIBOR)), 10/25/2033(d)(k)	203,822	29,560
4.49% (6.75% - (1.00 x 1 mo. USD LIBOR)), 03/25/2035(d)(k)	84,547	8,761
4.34% (6.60% - (1.00 x 1 mo. USD LIBOR)), 05/25/2035(d)(k)	289,043	27,448
3.50%, 08/25/2035(k)	4,234,065	543,723
3.84% (6.10% - (1.00 x 1 mo. USD LIBOR)), 10/25/2035(d)(k)	203,726	24,769
4.32% (6.58% - (1.00 x 1 mo. USD LIBOR)), 06/25/2036(d)(k)	13,127	1,701
3.79% (6.05% - (1.00 x 1 mo. USD LIBOR)), 07/25/2038(d)(k)	76,105	4,117
4.29% (6.55% - (1.00 x 1 mo. USD LIBOR)), 10/25/2041(d)(k)	403,680	42,956
3.89% (6.15% - (1.00 x 1 mo. USD LIBOR)), 12/25/2042(d)(k)	903,728	135,276
3.64% (5.90% - (1.00 x 1 mo. USD LIBOR)), 09/25/2047(d)(k)	6,507,378	690,111
Freddie Mac Multifamily Structured Pass-Through Ctfs.,
Series KC02, Class X1, IO, 1.91%, 03/25/2024(i)	65,818,019	330,874
Series KC03, Class X1, IO, 0.63%, 11/25/2024(i)	40,778,006	386,257
Series K734, Class X1, IO, 0.65%, 02/25/2026(i)	32,967,124	620,382
Series K735, Class X1, IO, 1.10%, 05/25/2026(i)	33,990,800	1,029,479
Series K093, Class X1, IO, 0.95%, 05/25/2029(i)	27,643,473	1,461,472
Freddie Mac REMICs,
5.00%, 09/15/2023	34,622	34,739
3.05% (1 mo. USD LIBOR + 1.05%), 10/15/2023(d)	37,279	37,424
6.50%, 02/15/2028 to 06/15/2032	697,629	747,053
6.00%, 04/15/2029	43,546	45,919
2.90% (1 mo. USD LIBOR + 0.90%), 07/15/2031(d)	44,754	45,428
7.00%, 03/15/2032	184,752	204,096
3.50%, 05/15/2032	153,351	153,281
3.00% (1 mo. USD LIBOR + 1.00%), 06/15/2032(d)	207,688	211,415
17.42% (24.75% - (3.67 x 1 mo. USD LIBOR)), 08/15/2035(d)	36,820	51,016
2.40% (1 mo. USD LIBOR + 0.40%), 09/15/2035(d)	97,752	97,109
IO, 5.65% (7.65% - (1.00 x 1 mo. USD LIBOR)), 07/15/2026 to 03/15/2029(d)(k)	159,050	12,030
3.00%, 06/15/2027 to 05/15/2040(k)	4,188,239	212,861
2.50%, 05/15/2028(k)	873,255	40,822
5.70% (7.70% - (1.00 x 1 mo. USD LIBOR)), 03/15/2029(d)(k)	24,673	1,234
6.10% (8.10% - (1.00 x 1 mo. USD LIBOR)), 09/15/2029(d)(k)	8,301	732
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
5.75% (7.75% - (1.00 x 1 mo. USD LIBOR)), 01/15/2032(d)(k)	$108,833	$10,678
5.05% (7.05% - (1.00 x 1 mo. USD LIBOR)), 10/15/2033(d)(k)	237,284	23,792
4.70% (6.70% - (1.00 x 1 mo. USD LIBOR)), 01/15/2035(d)(k)	249,046	20,672
4.75% (6.75% - (1.00 x 1 mo. USD LIBOR)), 02/15/2035(d)(k)	184,897	15,508
4.72% (6.72% - (1.00 x 1 mo. USD LIBOR)), 05/15/2035(d)(k)	937,567	92,811
4.65% (6.65% - (1.00 x 1 mo. USD LIBOR)), 07/15/2035(d)(k)	337,079	56,988
5.00% (7.00% - (1.00 x 1 mo. USD LIBOR)), 12/15/2037(d)(k)	90,403	12,917
4.00% (6.00% - (1.00 x 1 mo. USD LIBOR)), 04/15/2038(d)(k)	49,260	6,479
4.07% (6.07% - (1.00 x 1 mo. USD LIBOR)), 05/15/2038(d)(k)	1,220,031	146,604
4.25% (6.25% - (1.00 x 1 mo. USD LIBOR)), 12/15/2039(d)(k)	318,566	35,109
4.10% (6.10% - (1.00 x 1 mo. USD LIBOR)), 01/15/2044(d)(k)	1,018,980	141,640
4.00%, 03/15/2045(k)	513,107	35,094
Freddie Mac STRIPS,
IO, 7.00%, 04/01/2027(k)	74,307	7,678
3.00%, 12/15/2027(k)	1,592,973	87,816
3.27%, 12/15/2027(i)	403,441	19,779
6.50%, 02/01/2028(k)	7,758	892
7.50%, 12/15/2029(k)	22,012	3,557
6.00%, 12/15/2032(k)	69,784	9,553
PO, 0.00%, 06/01/2026(j)	8,411	7,958
		12,851,490
Federal Home Loan Mortgage Corp. (FHLMC)–0.09%
6.00%, 07/01/2024 to 11/01/2037	66,583	70,925
9.00%, 01/01/2025 to 05/01/2025	859	888
6.50%, 07/01/2028 to 04/01/2034	76,891	81,040
7.00%, 10/01/2031 to 10/01/2037	750,942	810,706
5.50%, 09/01/2039	420,809	450,634
		1,414,193
Federal National Mortgage Association (FNMA)–0.70%
6.50%, 12/01/2022 to 11/01/2031	532,365	558,064
7.50%, 01/01/2033 to 08/01/2033	556,531	598,488
7.00%, 04/01/2033 to 04/01/2034	330,582	351,996
5.50%, 02/01/2035 to 05/01/2036	403,276	432,378
4.00%, 05/01/2052	9,199,420	9,337,568
		11,278,494
Principal Amount		Value
Government National Mortgage Association (GNMA)–4.17%
ARM, 1.63% (1 yr. U.S. Treasury Yield Curve Rate + 1.50%), 07/20/2025 to 07/20/2027(d)	$1,439	$1,440
IO, 5.34% (7.50% - (1.00 x 1 mo. USD LIBOR)), 02/16/2032(d)(k)	23,992	54
4.39% (6.55% - (1.00 x 1 mo. USD LIBOR)), 04/16/2037(d)(k)	639,207	75,503
4.49% (6.65% - (1.00 x 1 mo. USD LIBOR)), 04/16/2041(d)(k)	1,866,441	183,023
4.50%, 09/16/2047(k)	2,816,040	467,454
4.04% (6.20% - (1.00 x 1 mo. USD LIBOR)), 10/16/2047(d)(k)	2,359,267	303,290
TBA, 2.50%, 08/01/2052(l)	69,445,000	65,799,831
		66,830,595
Uniform Mortgage-Backed Securities–11.52%
TBA, 2.50%, 08/01/2052(l)	80,000,000	74,575,799
3.00%, 08/01/2052(l)	80,000,000	77,072,654
4.00%, 08/01/2052(l)	16,410,000	16,496,537
4.50%, 08/01/2052(l)	16,409,000	16,699,362
		184,844,352
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $272,902,340)		277,219,124
U.S. Treasury Securities–12.96%
U.S. Treasury Bonds–4.64%
3.25%, 05/15/2042	34,770,400	34,819,296
2.25%, 02/15/2052	46,943,200	39,600,990
		74,420,286
U.S. Treasury Notes–8.32%
3.00%, 06/30/2024	28,805,000	28,848,883
3.00%, 07/15/2025	21,087,100	21,194,183
3.25%, 06/30/2027	57,036,800	58,469,404
3.25%, 06/30/2029	985,200	1,018,989
2.88%, 05/15/2032	23,542,400	23,967,267
		133,498,726
Total U.S. Treasury Securities (Cost $205,948,839)		207,919,012
Shares
Preferred Stocks–0.80%
Asset Management & Custody Banks–0.08%
Bank of New York Mellon Corp. (The), 4.70% (5 yr. U.S. Treasury Yield Curve Rate + 4.36%), Series G, Pfd.(c)	1,326,000	1,324,011
Diversified Banks–0.50%
JPMorgan Chase & Co., 6.28% (3 mo. USD LIBOR + 3.47%), Series I, Pfd.(d)	7,947,000	7,910,885
Investment Banking & Brokerage–0.13%
Charles Schwab Corp. (The), 4.00%, Series H, Pfd.(c)	2,503,000	2,121,293
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Shares		Value
Other Diversified Financial Services–0.09%
Equitable Holdings, Inc., 4.95% (5 yr. U.S. Treasury Yield Curve Rate + 4.74%), Series B, Pfd.(c)	1,502,000	$1,477,282
Total Preferred Stocks (Cost $13,285,190)		12,833,471
Principal Amount
Agency Credit Risk Transfer Notes–0.74%
Fannie Mae Connecticut Avenue Securities,
Series 2016-C02, Class 1M2, 8.26% (1 mo. USD LIBOR + 6.00%), 09/25/2028(d)	$1,329,003	1,385,859
Series 2022-R03, Class 1M1, 3.61% (30 Day Average SOFR + 2.10%), 03/25/2042(b)(d)	4,399,163	4,360,228
Series 2022-R04, Class 1M1, 3.51% (30 Day Average SOFR + 2.00%), 03/25/2042(b)(d)	2,278,867	2,257,282
Freddie Mac,
Series 2014-DN3, Class M3, STACR®, 6.26% (1 mo. USD LIBOR + 4.00%), 08/25/2024(d)	613,991	624,182
Series 2022-DNA3, Class M1A, STACR®, 3.51% (30 Day Average SOFR + 2.00%), 04/25/2042(b)(d)	3,234,752	3,220,260
Total Agency Credit Risk Transfer Notes (Cost $11,985,386)		11,847,811

Municipal Obligations–0.59%
California (State of) Health Facilities Financing Authority (Social Bonds),
Series 2022, RB, 4.19%, 06/01/2037	1,370,000	1,358,138
Series 2022, RB, 4.35%, 06/01/2041	995,000	970,279
Principal Amount		Value

California State University,
Series 2021 B, Ref. RB, 2.72%, 11/01/2052	$1,725,000	$1,313,879
Series 2021 B, Ref. RB, 2.94%, 11/01/2052	2,585,000	2,022,554
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2020 C, Ref. RB, 3.03%, 08/15/2041	4,965,000	3,746,502
Total Municipal Obligations (Cost $11,640,000)		9,411,352
Shares
Money Market Funds–8.89%
Invesco Government & Agency Portfolio, Institutional Class, 1.71%(m)(n)	50,667,874	50,667,874
Invesco Liquid Assets Portfolio, Institutional Class, 1.67%(m)(n)	34,086,572	34,086,572
Invesco Treasury Portfolio, Institutional Class, 1.66%(m)(n)	57,906,141	57,906,141
Total Money Market Funds (Cost $142,655,560)		142,660,587
TOTAL INVESTMENTS IN SECURITIES–114.36% (Cost $1,915,777,341)		1,834,513,567
OTHER ASSETS LESS LIABILITIES—(14.36)%		(230,314,420)
NET ASSETS–100.00%		$1,604,199,147
Investment Abbreviations:
ARM	– Adjustable Rate Mortgage
Ctfs.	– Certificates
IO	– Interest Only
LIBOR	– London Interbank Offered Rate
Pfd.	– Preferred
PO	– Principal Only
RB	– Revenue Bonds
Ref.	– Refunding
REIT	– Real Estate Investment Trust
REMICs	– Real Estate Mortgage Investment Conduits
SOFR	– Secured Overnight Financing Rate
STACR®	– Structured Agency Credit Risk
STRIPS	– Separately Traded Registered Interest and Principal Security
TBA	– To Be Announced
USD	– U.S. Dollar
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2022 was $518,124,976, which represented 32.30% of the Fund’s Net Assets.
(c)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on July 31, 2022.
(e)	Perpetual bond with no specified maturity date.
(f)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(g)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on July 31, 2022.
(h)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(i)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on July 31, 2022.
(j)	Zero coupon bond issued at a discount.
(k)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(l)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions.
(m)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$120,599,560	$122,083,667	$(192,015,353)	$-	$-	$50,667,874	$166,254
Invesco Liquid Assets Portfolio, Institutional Class	84,066,037	87,202,620	(137,153,823)	12,696	(40,958)	34,086,572	84,084
Invesco Treasury Portfolio, Institutional Class	137,828,068	139,524,191	(219,446,118)	-	-	57,906,141	126,035
Total	$342,493,665	$348,810,478	$(548,615,294)	$12,696	$(40,958)	$142,660,587	$376,373

(n)	The rate shown is the 7-day SEC standardized yield as of July 31, 2022.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	298	September-2022	$62,717,360	$(223,500)	$(223,500)
U.S. Treasury 5 Year Notes	8	September-2022	909,813	(304)	(304)
U.S. Treasury 10 Year Notes	936	September-2022	113,387,625	1,061,747	1,061,747
U.S. Treasury Long Bonds	99	September-2022	14,256,000	293,906	293,906
U.S. Treasury Ultra Bonds	29	September-2022	4,591,062	(31,719)	(31,719)
Subtotal—Long Futures Contracts				1,100,130	1,100,130
Short Futures Contracts
Interest Rate Risk
U.S. Treasury 10 Year Ultra Notes	737	September-2022	(96,731,250)	(1,594,491)	(1,594,491)
Total Futures Contracts				$(494,361)	$(494,361)

(a)	Futures contracts collateralized by $3,881,639 cash held with Bank of America Merrill Lynch, the futures commission merchant.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$709,487,015	$7,831,985	$717,319,000
Asset-Backed Securities	—	455,303,210	—	455,303,210
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	277,219,124	—	277,219,124
U.S. Treasury Securities	—	207,919,012	—	207,919,012
Preferred Stocks	—	12,833,471	—	12,833,471
Agency Credit Risk Transfer Notes	—	11,847,811	—	11,847,811
Municipal Obligations	—	9,411,352	—	9,411,352
Money Market Funds	142,660,587	—	—	142,660,587
Total Investments in Securities	142,660,587	1,684,020,995	7,831,985	1,834,513,567
Other Investments - Assets*
Futures Contracts	1,355,653	—	—	1,355,653
Other Investments - Liabilities*
Futures Contracts	(1,850,014)	—	—	(1,850,014)
Total Other Investments	(494,361)	—	—	(494,361)
Total Investments	$142,166,226	$1,684,020,995	$7,831,985	$1,834,019,206

*	Unrealized appreciation (depreciation).
Invesco Core Bond Fund